Reorganization	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Reorganization

NOTE 3. REORGANIZATION

Reorganization

On November 15, 2012, our board of directors determined it to be in the best interests of our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing our operations through two primary operating subsidiaries (the “Reorganization”). The first step of the Reorganization was completed in December 2012 when we formed NexCore Real Estate LLC, a Delaware limited liability company (“NexCore Real Estate”), as a 90% owned subsidiary of NexCore Healthcare Capital Corp (“NexCore Healthcare”). In forming NexCore Real Estate, the real estate interests held by NexCore Healthcare were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate (the “Companion Units”) that had been issued to NexCore Healthcare were distributed pro rata to all of the then existing stockholders of NexCore Healthcare.

NexCore Companies LLC (“HoldCo”) is a newly-formed Delaware limited liability company that is intended to serve as the parent holding company of NexCore Healthcare and NexCore Real Estate after the completion of the Reorganization. In March 2013, HoldCo filed a Registration Statement on Form S-4 (the “Registration Statement”) to register the securities to be issued in connection with the next step of the Reorganization which involves the issuance of HoldCo Common Units (the “HoldCo Units”) in exchange for the contribution to HoldCo of (i) of the shares of common stock (the “NexCore Stock”) held by the stockholders of NexCore Healthcare and (ii) the Companion Units held by the members of NexCore Real Estate.

In connection with the Reorganization, we expect the holders of approximately 98% of the outstanding shares of NexCore Stock (the “Participating Holders”) to agree to contribute all of their shares of NexCore Stock and their Companion Units to HoldCo in exchange for HoldCo Units on the basis set forth in a contribution agreement by and among HoldCo, certain stockholders of NexCore Healthcare and certain members of NexCore Real Estate (the “Contribution Agreement”). The Companion Units are subject to a “drag-along” provision under the Operating Agreement of NexCore Real Estate (the “Subsidiary Operating Agreement”), which provides that if the members of NexCore Real Estate who own more than 70% of the Companion Units approve certain transactions, including the transactions contemplated in the Reorganization, then such members may require all of the other members of NexCore Real Estate to also contribute their Companion Units for the same consideration per Companion Unit and on the same terms and conditions applicable to the Participating Holders. The Participating Holders collectively own more than 70% of the Companion Units and we expect them to exercise their right to require all of the other members of NexCore Real Estate to also contribute their Companion Units on the terms and conditions set forth in the Contribution Agreement. We use the term “Securities Exchange” to refer to the contributions pursuant to the drag-along provisions described above and pursuant to the contribution Agreement.

After the closing of the Securities Exchange, the HoldCo Board intends to complete the Reorganization by effecting a merger of HoldCo Merger Sub LLC, a to-be-formed wholly-owned subsidiary of HoldCo (the “Merger Sub”), with and into NexCore Healthcare with NexCore Healthcare remaining as the surviving entity (the “Merger”). As a result of the Merger, NexCore Healthcare will become a 100% owned subsidiary of HoldCo and the former stockholders of NexCore Healthcare will receive the same consideration in the Merger they would have received if they had contributed their shares pursuant to the Contribution Agreement.

The Reorganization is currently expected to be completed sometime during the second quarter of fiscal 2013.